UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21076

Registrant Name: PIMCO Municipal Income Fund II

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: May 31, 2011

Date of Reporting Period: August 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—96.6%
	Alabama—1.2%
$10,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth.
	Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	Baa2/NR	$9,065,500
1,235	Montgomery BMC Special Care Facs. Financing Auth. Rev.,
	5.00%, 11/15/29, Ser. B (NPFGC)	A3/A	1,177,721
2,650	Tuscaloosa Public Educational Building Auth. Rev.,
	Stillman College Project, 5.00%, 6/1/26, Ser. A	NR/BBB-	2,582,160

			12,825,381

	Alaska—0.7%
3,550	Housing Finance Corp. Rev., 5.25%, 6/1/32, Ser. C (NPFGC)	Aa2/AA	3,601,440
5,900	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	3,984,801

			7,586,241

	Arizona—9.5%
	Health Facs. Auth. Rev., Banner Health,
3,500	5.00%, 1/1/35, Ser. A	NR/A+	3,525,375
2,860	5.50%, 1/1/38, Ser. D	NR/A+	2,985,840
5,000	Maricopa Cnty. Pollution Control Corp. Rev., 5.00%, 6/1/35, Ser. A	A1/A	5,175,150
29,700	Pima Cnty. Industrial Dev. Auth. Rev., 5.00%, 9/1/39	Aa1/AA	30,351,321
	Salt River Project Agricultural Improvement & Power Dist. Rev., Ser. A (h),
41,100	5.00%, 1/1/37	Aa1/AA	43,395,435
10,000	5.00%, 1/1/39	Aa1/AA	10,812,200
10,500	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	10,047,660

			106,292,981

	Arkansas—0.2%
13,000	Dev. Finance Auth. Rev., Arkansas Cancer Research Center Project,
	zero coupon, 7/1/46 (AMBAC)	Aa2/NR	2,160,340

	California—5.3%
6,000	Golden State Tobacco Securitization Corp. Rev.,
	5.00%, 6/1/33, Ser. A-1	Baa3/BBB	4,746,540
2,500	Los Angeles Department of Water & Power Rev.,
	5.00%, 7/1/39, Ser. A-1 (AMBAC)	Aa3/AA-	2,647,950
1,365	Lynwood Utility Auth. Rev., 5.00%, 6/1/29, Ser. A (AGC)	Aa3/AAA	1,430,902
2,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	Aa3/AAA	2,103,920
2,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)	Aa2/AAA	2,098,440
2,000	Santa Clara Cnty. Financing Auth. Rev., 5.75%, 2/1/41, Ser. A (AMBAC)	A1/A+	2,147,000
10,500	State, GO, 6.00%, 4/1/38	A1/A-	11,665,395
	Statewide Communities Dev. Auth. Rev.,
4,305	California Baptist Univ., 9.00%, 11/1/17, Ser. B (a)(b)	NR/NR	3,847,637
	Methodist Hospital Project (FHA),
5,500	6.625%, 8/1/29	Aa2/NR	6,438,080
19,500	6.75%, 2/1/38	Aa2/NR	22,690,785

			59,816,649

	Colorado—2.0%
5,800	Aurora Rev., Children’s Hospital Assoc., 5.00%, 12/1/40	A1/A+	5,900,746
11,250	City & Cnty. of Denver Airport Rev., 5.00%, 11/15/25, Ser. B (AGM)	Aa3/AAA	11,295,337
1,000	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	NR/BBB	1,013,510

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	Colorado (continued)
	Health Facs. Auth. Rev.,
$1,000	American Baptist Homes, 5.90%, 8/1/37, Ser. A	NR/NR	$887,220
500	Evangelical Lutheran, 6.125%, 6/1/38, Ser. A	A3/A-	512,770
2,000	Housing & Finance Auth. Rev., Evergreen Country Day School,
	Inc. Project, 5.875%, 6/1/37 (a)(b)	NR/BB	1,420,300
1,430	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	1,647,160

			22,677,043

	Connecticut—0.1%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation,
	7.875%, 4/1/39, Ser. A	NR/NR	1,343,712

	Delaware—0.1%
1,000	State Economic Dev. Auth. Rev., Delmarva Power & Light Co.,
	5.40%, 2/1/31	Baa2/BBB+	1,051,670

	Florida—5.6%
1,000	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project,
	7.00%, 4/1/39	A3/A-	1,136,580
600	Broward Cnty. Airport Rev., 5.375%, 10/1/29, Ser. O	A1/A+	650,382
8,500	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (h)	Aa2/AA	9,214,765
1,000	Clearwater Rev., 5.25%, 12/1/39, Ser. A	Aa3/AA-	1,080,490
6,205	Governmental Utility Auth. Rev., Barefoot Bay Utilities System,
	5.00%, 10/1/29 (AMBAC)	WR/NR	6,213,749
3,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System,
	5.625%, 11/15/37, Ser. B	Aa3/AA-	3,186,690
2,335	Hillsborough Cnty. Industrial Dev. Auth. Pollution Control Rev.,
	Tampa Electric Co. Project, 5.50%, 10/1/23	Baa1/BBB	2,397,998
7,135	Jacksonville Health Facs. Auth. Rev., Ascension Health,
	5.25%, 11/15/32, Ser. A	Aa1/AA	7,350,192
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project,
	5.50%, 7/1/32	Baa1/BBB+	3,002,340
3,490	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	3,726,168
500	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	NR/NR	431,200
7,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (h)	Aa1/AAA	8,477,648
5,000	Sumter Landing Community Dev. Dist. Rev.,
	4.75%, 10/1/35, Ser. A (NPFGC)	Baa1/A	4,480,350
10,000	Tallahassee Rev., 5.00%, 10/1/37 (h)	Aa1/AA	10,447,700
1,500	Winter Springs Water & Sewer Rev., zero coupon, 10/1/29 (FGIC-NPFGC)	WR/A+	672,435

			62,468,687

	Georgia—0.2%
2,775	Medical Center Hospital Auth. Rev.,
	Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	2,324,756

	Illinois—14.4%
2,435	Central Lake Cnty. JT Action Water Agcy. Rev.,
	5.125%, 5/1/28, Ser. A (AMBAC)	Aa2/NR	2,549,688
	Chicago, GO, Ser. C,
10,000	5.00%, 1/1/34 (h)	Aa3/AA-	10,392,800
4,065	5.50%, 1/1/40 (FGIC-NPFGC)	Aa3/AA-	4,120,081
	Chicago, Special Assessment, Lake Shore East,
3,162	6.625%, 12/1/22	NR/NR	3,118,649
6,700	6.75%, 12/1/32	NR/NR	6,482,250

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	Illinois (continued)
$1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC)	Aa3/AAA	$1,297,262
5,000	Cicero, GO, 5.25%, 12/1/31 (NPFGC)	Baa1/A	5,164,150
5,275	Cook Cnty. Capital Improvements, GO, 5.00%, 11/15/28, Ser. A (FGIC-NPFGC)	Aa2/AA	5,286,974
	Finance Auth. Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	NR/NR	2,328,275
250	Leafs Hockey Club Project, 6.00%, 3/1/37, Ser. A (d)	NR/NR	63,233
1,000	Memorial Health Systems, 5.50%, 4/1/39	A1/A+	1,024,670
700	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A3/A	788,046
2,000	Provena Health, 6.00%, 5/1/28, Ser. A	Baa1/BBB+	2,066,420
1,500	Sedgebrook, Inc., 6.00%, 11/15/42, Ser. A (d)	NR/NR	420,000
	Univ. of Chicago, Ser. B,
10,000	5.50%, 7/1/37	Aa1/AA	11,285,500
5,000	5.50%, 7/1/37 (h)	NR/NR	5,613,500
20,100	Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.625%, 1/1/28	Baa1/NR	20,187,234
68,470	Sports Facs. Auth. Rev., 5.50%, 6/15/30 (AMBAC)	WR/A	73,062,283
	Village of Hillside, Tax Allocation, Mannheim Redev. Project,
4,500	6.55%, 1/1/20	NR/NR	4,323,780
2,900	7.00%, 1/1/28	NR/NR	2,630,155

			162,204,950

	Indiana—0.5%
	Finance Auth. Rev.,
1,500	Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	NR/A	1,663,605
2,500	United States Steel Corp., 6.00%, 12/1/26	Ba2/BB	2,666,700
990	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 5.80%, 9/1/47 (a)(b)	NR/NR	942,411

			5,272,716

	Iowa—4.1%
	Finance Auth. Rev.,
	Deerfield Retirement Community, Inc., Ser. A,
250	5.50%, 11/15/27	NR/NR	187,192
1,075	5.50%, 11/15/37	NR/NR	737,042
4,500	Edgewater LLC Project, 6.75%, 11/15/42	NR/NR	4,322,925
850	Wedum Walnut Ridge LLC Project, 5.625%, 12/1/45, Ser. A	NR/NR	536,095
46,000	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	39,729,280

			45,512,534

	Kansas—0.1%
500	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	Aa3/AA-	559,410

	Kentucky—0.8%
	Economic Dev. Finance Auth. Rev.,
	Baptist Healthcare Systems, Ser. A,
2,000	5.375%, 8/15/24	Aa3/NR	2,235,440
2,500	5.625%, 8/15/27	Aa3/NR	2,781,175
2,500	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	2,531,250
1,000	Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	Baa2/NR	1,076,950

			8,624,815

	Louisiana—4.4%
	Local Gov’t Environmental Facs. & Community Dev. Auth. Rev.,
	Woman’s Hospital Foundation, Ser. A,
750	5.875%, 10/1/40	A3/BBB+	777,960

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	Louisiana (continued)
$1,000	6.00%, 10/1/44	A3/BBB+	$1,039,020
3,300	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
	5.50%, 5/15/47, Ser. B	Baa1/NR	3,253,602
44,395	Tobacco Settlement Financing Corp. Rev.,
	5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	44,560,593

			49,631,175

	Maryland—0.5%
	Health & Higher Educational Facs. Auth. Rev.,
1,000	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	Baa2/NR	1,027,280
1,010	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	NR/NR	778,256
4,050	Washington Cnty. Hospital, 6.00%, 1/1/43	NR/BBB-	4,192,641

			5,998,177

	Massachusetts—0.7%
	Dev. Finance Agcy. Rev., Adventcare Project,
4,610	6.75%, 10/15/37, Ser. A	NR/NR	4,142,777
580	7.625%, 10/15/37	NR/NR	586,229
2,900	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa2/AA-	3,256,236

			7,985,242

	Michigan—3.0%
1,000	Detroit, GO, 5.25%, 11/1/35	Aa3/AA-	1,024,460
4,545	Garden City Hospital Finance Auth. Rev., 5.00%, 8/15/38, Ser. A	NR/NR	3,223,314
800	Public Educational Facs. Auth. Rev., Bradford Academy,
	6.50%, 9/1/37 (a)(b)	NR/BBB-	802,696
3,000	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital,
	8.25%, 9/1/39	A1/A	3,644,880
	State Hospital Finance Auth. Rev.,
5,000	Ascension Health, 5.25%, 11/15/26, Ser. B	Aa1/AA	5,183,400
	Oakwood Group, Ser. A,
13,500	5.75%, 4/1/32	A2/A	13,634,190
1,925	6.00%, 4/1/22	A2/A	1,981,711
6,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	4,565,580

			34,060,231

	Minnesota—0.6%
280	Minneapolis, Tax Allocation, Grant Park Project, 5.35%, 2/1/30	NR/NR	244,476
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	NR/NR	1,410,015
	North Oaks Rev., Presbyterian Homes North Oaks,
2,640	6.00%, 10/1/33	NR/NR	2,657,979
1,530	6.125%, 10/1/39	NR/NR	1,546,080
500	Oronoco Rev., Wedum Shorewood Campus Project, 5.40%, 6/1/41	NR/NR	445,930
400	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	NR/A	412,840

			6,717,320

	Mississippi—0.4%
3,605	Business Finance Corp. Rev., System Energy Res.,
	Inc. Project, 5.875%, 4/1/22	Ba1/BBB	3,615,707
740	Dev. Bank Special Obligation Rev., Capital Projects and Equipment
	Acquisition, 5.00%, 7/1/24, Ser. A-2 (AMBAC)	WR/NR	804,824

			4,420,531

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	Missouri—1.8%
$20,000	JT Municipal Electric Utility Commission Rev.,
	5.00%, 1/1/42, Ser. A (AMBAC)	A3/NR	$20,356,800

	Nevada—1.2%
	Clark Cnty., GO, (FGIC-NPFGC),
10,000	4.75%, 11/1/35	Aaa/AA+	10,208,300
1,450	5.00%, 6/1/31	Aaa/AA+	1,475,114
1,620	State, GO, 5.00%, 5/15/28, Ser. A (FGIC-NPFGC)	Aa1/NR	1,623,596

			13,307,010

	New Hampshire—0.2%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	Baa1/BBB+	2,082,480
360	Health & Education Facs. Auth. Rev.,
	Catholic Medical Center, 6.125%, 7/1/32, Ser. A	Baa1/BBB+	366,962

			2,449,442

	New Jersey—3.3%
950	Burlington Cnty. Bridge Commission Rev.,
	The Evergreens Project, 5.625%, 1/1/38	NR/NR	845,386
	Economic Dev. Auth., Special Assessment,
	Kapkowski Road Landfill Project,
4,000	5.75%, 10/1/21	Baa3/NR	4,207,400
11,405	5.75%, 4/1/31	Baa3/NR	11,867,815
3,300	Educational Facs. Auth. Rev., Fairfield Dickinson Univ.,
	6.00%, 7/1/25	NR/NR	3,432,495
	Economic Dev. Auth. Rev.,
525	Arbor Glen, 6.00%, 5/15/28, Ser. A	NR/NR	475,576
2,000	MSU Student Housing Project, 5.875%, 6/1/42	Baa3/NR	2,082,140
	Health Care Facs. Financing Auth. Rev.,
1,500	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB-	1,528,230
1,830	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	1,714,216
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,163,700
13,150	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	Baa3/BBB	9,023,399

			37,340,357

	New Mexico—0.2%
2,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	Baa3/BB+	2,090,220

	New York—2.6%
1,200	Erie Cnty. Industrial Dev. Agcy. Rev.,
	Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	NR/NR	1,024,968
	Liberty Dev. Corp. Rev.,
1,000	5.125%, 1/15/44	NR/AA	1,030,320
2,500	5.625%, 7/15/47	NR/A	2,630,850
1,250	6.375%, 7/15/49	NR/BBB-	1,336,675
	Goldman Sachs Headquarters,
1,505	5.25%, 10/1/35	A1/A	1,600,808
10,000	5.25%, 10/1/35 (h)	A1/A	10,636,600
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev.,
	Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,113,167
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
2,830	5.00%, 6/15/37, Ser. D (h)	Aa1/AAA	2,984,688

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	New York (continued)
	Second Generation Resolutions,
$4,000	4.75%, 6/15/35, Ser. DD (h)	Aa2/AA+	$4,174,040
2,000	5.00%, 6/15/39, Ser. GG-1	Aa2/AA+	2,152,920
250	Suffolk Cnty. Industrial Dev. Agcy. Rev.,
	New York Institute of Technology, 5.00%, 3/1/26	Baa2/BBB+	266,220

			28,951,256

	North Carolina—0.6%
5,550	Capital Facs. Finance Agcy. Rev., Duke Energy,
	4.625%, 11/1/40, Ser. A (c)	A1/A	5,565,318
	Medical Care Commission Rev.,
550	Salemtowne, 5.10%, 10/1/30	NR/NR	517,072
1,000	Village at Brookwood, 5.25%, 1/1/32	NR/NR	823,800

			6,906,190

	North Dakota—0.3%
3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities,
	6.75%, 1/1/33	NR/NR	3,745,802

	Ohio—1.2%
1,000	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems,
	6.75%, 1/15/39, Ser. 2009-A	A2/A	1,080,420
7,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA-	7,637,475
1,000	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	1,060,720
	State Rev.,
550	Ashland Univ. Project, 6.25%, 9/1/24	Ba1/NR	575,581
3,000	Cleveland Clinic Health System, 5.50%, 1/1/39, Ser. B	Aa2/AA-	3,253,950

			13,608,146

	Oregon—0.2%
1,000	Clackamas Cnty. Hospital Fac. Auth. Rev., Legacy Health System,
	5.50%, 7/15/35, Ser. A	A2/A+	1,067,040
1,155	State Department of Administrative Services, CP,
	5.25%, 5/1/39, Ser. A	Aa2/AA-	1,246,580

			2,313,620

	Pennsylvania—5.0%
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	NR/BBB-	679,042
670	6.00%, 7/1/35	NR/BBB-	621,164
3,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science,
	6.00%, 9/1/36, Ser. B	NR/NR	3,009,142
	Higher Educational Facs. Auth. Rev.,
850	Edinboro Univ. Foundation, 6.00%, 7/1/43	Baa3/BBB-	875,356
400	Thomas Jefferson Univ., 5.00%, 3/1/40	A1/AA-	421,320
500	Luzerne Cnty. Industrial Dev. Auth. Rev.,
	Pennsylvania American Water Co., 5.50%, 12/1/39	A2/A	527,370
	Montgomery Cnty. Higher Education & Health Auth. Rev.,
	Abington Memorial Hospital, Ser. A,
5,000	5.125%, 6/1/27	NR/A	5,075,600
3,750	5.125%, 6/1/32	NR/A	3,788,288
8,500	Montgomery Cnty. Industrial Dev. Auth. Rev., 5.375%, 8/1/38 (FHA)	Aa2/AA	9,008,130
17,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	Aa3/AAA	18,090,040
11,600	Philadelphia Hospitals & Higher Education Facs. Auth. Rev.,
	Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	11,606,960

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	Pennsylvania (continued)
$500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A1/A	$528,620
500	Pittsburgh & Allegheny Cnty. Sports & Exhibition Auth. Rev.,
	5.00%, 2/1/29 (AMBAC)	WR/NR	500,390
1,000	Westmoreland Cnty. Industrial Dev. Auth. Rev., Excela Health Project,
	5.125%, 7/1/30	A3/NR	1,014,970

			55,746,392

	Puerto Rico—0.9%
10,000	Sales Tax Financing Corp. Rev., 5.25%, 8/1/41, Ser. C	A1/A+	10,504,200

	Rhode Island—6.7%
76,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	Baa3/BBB	75,463,908

	South Carolina—1.5%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	A2/A	1,033,690
	Jobs-Economic Dev. Auth. Rev. Ser. B,
500	Anmed Health, 5.50%, 2/1/38 (AGC)	NR/AAA	535,395
13,850	Bon Secours Health System, 5.625%, 11/15/30	A3/A-	14,064,536
1,000	State Public Service Auth. Rev., 5.25%, 1/1/39, Ser. B	Aa2/AA-	1,099,630

			16,733,251

	Tennessee—0.7%
1,750	Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ.
	Project, 6.625%, 10/1/39	NR/NR	1,849,417
1,000	Johnson City Health & Educational Facs. Board Rev.,
	Mountain States Health Alliance, 6.00%, 7/1/38	Baa1/BBB+	1,052,220
500	Sullivan Cnty. Health Educational & Housing Facs. Board Rev.,
	Wellmont Health Systems Project, 5.25%, 9/1/36, Ser. C	NR/BBB+	480,150
	Tennessee Energy Acquisition Corp. Rev.,
3,000	5.00%, 2/1/23, Ser. C	Baa1/A	3,041,460
700	5.25%, 9/1/21, Ser. A	Ba3/BB+	729,708
700	5.25%, 9/1/22, Ser. A	Ba3/BB+	728,469

			7,881,424

	Texas—13.1%
130	Aubrey Independent School Dist., GO, 5.50%, 2/15/33 (PSF-GTD)	Aaa/NR	139,461
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev., 5.375%, 1/1/32	NR/A-	6,539,780
2,500	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	Aa3/AAA	2,642,475
	Harris Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Texas Children’s Hospital Project,
3,750	5.25%, 10/1/29	Aa2/AA	3,980,550
12,700	5.50%, 10/1/39	Aa2/AA	13,501,116
700	HFDC of Central Texas, Inc. Rev., Village at Gleannloch Farms,
	5.50%, 2/15/37, Ser. A	NR/NR	517,755
5,500	Houston Airport Rev., 5.00%, 7/1/25, Ser. C (FGIC-NPFGC)	A2/A	5,504,015
3,170	Little Elm Independent School Dist., GO,
	5.30%, 8/15/29, Ser. A (PSF-GTD)	NR/AAA	3,359,598
	Municipal Gas Acquisition & Supply Corp. I Rev.,
450	5.25%, 12/15/25, Ser. A	A2/A	457,069
15,300	6.25%, 12/15/26, Ser. D	A2/A	17,048,637

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	Texas (continued)
	North Harris Cnty. Regional Water Auth. Rev.,
$10,300	5.25%, 12/15/33	A1/A+	$10,872,268
10,300	5.50%, 12/15/38	A1/A+	10,917,176
	North Texas Tollway Auth. Rev.,
6,250	4.75%, 1/1/29 (FGIC-NPFGC)	A2/A	6,251,438
5,000	5.625%, 1/1/33, Ser. B	A2/A-	5,379,800
1,200	5.75%, 1/1/33, Ser. F	A3/BBB+	1,285,704
1,250	6.25%, 1/1/39, Ser. A	A2/A-	1,389,438
2,000	Sabine River Auth. Pollution Control Rev., 5.20%, 5/1/28, Ser. C	Caa3/NR	905,140
10,000	San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/32 (h)	Aa1/AA	10,815,400
	State, Mobility Fund, GO (h),
10,025	4.75%, 4/1/35, Ser. A	Aaa/AA+	10,378,782
17,500	4.75%, 4/1/36	Aaa/AA+	18,167,625
3,250	State, Water Financial Assistance, GO, 5.00%, 8/1/36	Aaa/AA+	3,347,175
1,000	State Public Finance Auth. Rev., 5.875%, 12/1/36, Ser. A	Baa3/BBB-	1,008,400
8,880	State Turnpike Auth. Rev., 5.00%, 8/15/42, Ser. A (AMBAC)	Baa1/BBB+	8,823,612
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	3,413,760

			146,646,174

	Virginia—0.2%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems,
	5.50%, 5/15/35, Ser. A	Aa2/AA+	1,099,980
2,050	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes,
	5.50%, 7/1/37, Ser. A	NR/NR	1,324,730

			2,424,710

	Washington—1.4%
	Health Care Facs. Auth. Rev.,
1,300	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	Aa3/AAA	1,432,262
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	1,141,920
13,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	Baa2/BBB	13,593,320

			16,167,502

	Wisconsin—1.1%
	Health & Educational Facs. Auth. Rev.,
90	Froedert & Community Health, 5.375%, 10/1/30	NR/AA-	91,836
1,000	Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	1,110,120
10,000	State Rev., 6.00%, 5/1/36, Ser. A	Aa3/AA-	11,443,400

			12,645,356

	Total Municipal Bonds & Notes (cost—$1,039,156,712)		1,084,816,321

VARIABLE RATE NOTES (f)—2.7%
	California—0.4%
5,000	Health Facs. Financing Auth. Rev., 7.86%, 11/15/36, Ser. 3193 (a)(b)(e)	NR/NR	5,179,350

	Florida—0.2%
1,830	Highlands Cnty. Health Facs. Auth. Rev.,
	Adventist Health System, 5.00%, 11/15/31, Ser. C	Aa3/AA-	1,854,266

PIMCO Municipal Income Fund II Schedule of Investments
August 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

	Illinois—1.0%
$5,000	Chicago, GO, 11.41%, 1/1/34, Ser. 3190 (a)(b)(e)	NR/NR	$5,586,700
5,000	State, GO, 8.01%, 4/1/27, Ser. 783 (AGC) (a)(b)(e)	Aa3/NR	5,302,050

			10,888,750

	Texas—0.9%
3,335	JPMorgan Chase Putters/Drivers Trust Rev.,
	11.278%, 5/15/18, Ser. 3709 (a)(b)(e)	NR/AAA	4,212,305
5,365	State, GO, 7.42%, 4/1/37, Ser. 3197 (a)(b)(e)	NR/NR	5,885,673

			10,097,978

	West Virginia—0.2%
2,000	Economic Dev. Auth. Rev., Appalachia Power, 5.375%, 12/1/38, Ser. A	Baa2/BBB	2,048,260

	Total Variable Rate Notes (cost—$28,243,885)		30,068,604

SHORT-TERM INVESTMENTS—0.7%
Variable Rate Demand Notes (f)(g)—0.7%
	Texas—0.7%
8,000	Houston Higher Education Finance Corp. Rev., Rice Univ. Project,
	0.20%, 9/1/10 (final maturity 5/15/48), Ser. B (cost—$8,000,000)	VMIG1/A-1+	8,000,000

	Total Investments (cost—$1,075,400,597)—100.0%		$1,122,884,925

Notes to Schedule of Investments:
*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued basis are marked to market daily until settlement at the forward settlement date. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $33,179,122, representing 3.0% of total investments.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-issued. To be settled after August 31, 2010.

(d)	In default.

(e)

Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on August 31, 2010.

(f)

Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2010.

(g)	Date shown is date of next put.

(h)

Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:
AGC—insured by Assured Guaranty Corp.
AGM—insured by Assured Guaranty Municipal Corp.
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
GO—General Obligation Bond
GTD—Guaranteed
NPFGC—insured by National Public Finance Guarantee Corp.
NR—Not Rated
PSF—Public School Fund
WR—Withdrawn Rating

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 –	quoted prices in active markets for identical investments that the Fund has the ability to access
•	Level 2 –	valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges
•	Level 3 –	valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended August 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles (“GAAP”).

     Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at August 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/10

Investments in Securities - Assets
Municipal Bonds & Notes	—	$1,084,816,321	—	$1,084,816,321
Variable Rate Notes	—	30,068,604	—	30,068,604
Short-Term Investments	—	8,000,000	—	8,000,000

Total Investments	—	$1,122,884,925	—	$1,122,884,925

There were no transfers between Levels 1 and 2 during the three months ended August 31, 2010.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3 (c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 25, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 25, 2010

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 25, 2010